Annual Fund Operating Expenses (Blue Chip Growth Trust)	12 Months Ended
	May 01, 2011
Series I, Blue Chip Growth Trust
Operating Expenses:
Share Class	Series I
Management fee	0.78%	[1]
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.03%
Total fund operating expenses	0.86%
Series II, Blue Chip Growth Trust
Operating Expenses:
Share Class	Series II
Management fee	0.78%	[1]
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.03%
Total fund operating expenses	1.06%
Series NAV, Blue Chip Growth Trust
Operating Expenses:
Share Class	Series NAV
Management fee	0.78%	[1]
Distribution and service (12b-1) fees	none
Other Expenses	0.03%
Total fund operating expenses	0.81%

[1]	The management fee has been restated to reflect contractual changes to the Advisory Agreement.